Consolidated statements of income and other comprehensive income - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING REVENUES
Service	CAD 12,478	CAD 12,000
Equipment	724	725
Revenues arising from contracts with customers	13,202	12,725
Other operating income	102	74
Total	13,304	12,799
OPERATING EXPENSES
Goods and services purchased	5,935	5,631
Employee benefits expense	2,595	2,939
Depreciation	1,617	1,564
Amortization of intangible assets	552	483
Total	10,699	10,617
OPERATING INCOME	2,605	2,182
Financing costs	573	520
INCOME BEFORE INCOME TAXES	2,032	1,662
Income taxes	553	426
NET INCOME	1,479	1,236
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	19	(20)
Foreign currency translation adjustment arising from translating financial statements of foreign operations	5	5
Change in unrealized fair value of available-for-sale financial assets	(11)	0
Total items that may be reclassified to income	13	(15)
Item never subsequently reclassified to income
Employee defined benefit plans re-measurements	(172)	0
Total	(159)	(15)
COMPREHENSIVE INCOME	1,320	1,221
NET INCOME ATTRIBUTABLE TO:
Common Shares	1,460	1,223
Non-controlling interests	19	13
NET INCOME	1,479	1,236
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	1,297	1,206
Non-controlling interests	23	15
COMPREHENSIVE INCOME	CAD 1,320	CAD 1,221
NET INCOME PER COMMON SHARE
Basic	CAD 2.46	CAD 2.06
Diluted	CAD 2.46	CAD 2.06
TOTAL WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	593	592
Diluted	593	593